Fair Value Measurements (Details) - Cik0001812667 Cc Neuberger Principal Holdings Ii - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments held in Trust Account	$ 829,905,195	$ 828,616,552	$ 828,291,565
Marketable Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments held in Trust Account	6,025	19,960	51,713,546
Money market mutual funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments held in Trust Account	$ 829,899,170	$ 50,150,712	$ 55,645,484